Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Amendment Flag	true
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	false
Entity Registrant Name	Skyline Builders Group Holding Limited
Entity Central Index Key	0002031009
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity File Number	001-42461
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Office A, 15/F, Tower A
Entity Address, Address Line Two	Capital Tower
Entity Address, Address Line Three	No. 38 Wai Yip Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.00001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report on Form 20-F for the year ended March 31, 2026, which was originally filed with the Securities and Exchange Commission on August 17, 2026 (the “Annual Report”). The purpose of this Form 20-F/A is (i) to correct certain clerical data entry errors that inadvertently occurred on editing in the initial submission, and (ii) to file the iXBRL (Inline eXtensible Business Reporting Language) data files that were omitted from the initial submission.This Form 20-F/A does not reflect events occurring after the filing of the Annual Report and does not modify or update the disclosure therein in any way except as described above or herein. No other changes have been made to the Annual Report. The filing of this Form 20-F/A should not be understood to mean that any statements contained in the Annual Report, as amended by this Form 20-F/A, are true or complete as of any date subsequent to the original filing date of the Annual Report. Accordingly, this Form 20-F/A should be read in conjunction with the Annual Report.
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	15,486,491
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,995,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Ngo Chiu Lam
Contact Personnel Email Address	kin-chiu88@kinchiu.com.hk
Entity Address, Address Line One	Office A, 15/F, Tower A
Entity Address, Address Line Two	Capital Tower
Entity Address, Address Line Three	No. 38 Wai Yip Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	2811-9688